DUE FROM RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2012
Due From Related Parties [Abstract]
Schedule Of Due From Related Parties [Table Text Block]
	2012	2011

Due from proceeds receivable	$-	$5,386,233
Due from HYT	-	10,434,519
	$-	$15,820,752